OFF-BALANCE SHEET ACCOUNTS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Contingent Credits - Indirect Loans [Abstract]
Off-balance sheet indirect loans	[1]	S/ 22,914,343	S/ 20,973,810
Responsibilities under credit line agreements	[2]	88,382,322	86,074,859
Total		111,296,665	107,048,669
Guarantees and Standby Letter [Member]
Contingent Credits - Indirect Loans [Abstract]
Off-balance sheet indirect loans		20,455,238	18,562,120
Import and Export Letters of Credit [Member]
Contingent Credits - Indirect Loans [Abstract]
Off-balance sheet indirect loans		S/ 2,459,105	S/ 2,411,690

[1]	In the normal course of their business, the Group’s banking subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.
[2]	Lines of credit include consumer loans and other consumer loan facilities (credit card receivables) granted to customers and are cancelable upon related notice to the customer.